Risk management	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Risk management

33.	Risk management

The Company is exposed to a variety of risks arising from its operations, including price risk (related to crude oil and oil products prices), foreign exchange rates risk, interest rates risk, credit risk and liquidity risk. Corporate risk management is part of the Company’s commitment to act ethically and comply with the legal and regulatory requirements of the countries where it operates. To manage market and financial risks the Company prefers structuring measures through adequate capital and leverage management. The Company takes account of risks in its business decisions and manages any such risk in an integrated manner in order to enjoy the benefits of diversification.

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of December 31, 2017, as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

	Statement of Financial Position
	Notional value				Fair value Asset Position (Liability)		Maturity
	12.31.2017		12.31.2016		12.31.2017	12.31.2016
Derivatives not designated for hedge accounting
Future contracts - total (*)		(15,561)		(1,866)	(98)	(8)

Long position/Crude oil and oil products		43,862		88,303	—	—	2018
Short position/Crude oil and oil products		(59,423)		(90,169)	—	—	2018
Options - total (*)		—		120	—	—

Call/Crude oil and oil products		—		—	—	—	2018
Put/Crude oil and oil products		—		120	—	—	2018
Forward contracts - total					—	0.3

Long position/Foreign currency forwards (BRL/USD)(**)	US$	55		—	0.3	—	2018
Short position/Foreign currency forwards (BRL/USD)(**)	US$	78	US$	15	(0.3)	0.3	2018
Swap					105	—

Foreign currency / Cross-currency Swap (**)		GBP 700		—	92	—	2026
Foreign currency / Cross-currency Swap (**)		GBP 600		—	13	—	2034
Derivatives designated for hedge accounting
Swap					—	(10)

Interest – Libor / Fixed rate (**)	US$	0	US$	371	—	(10)

Total recognized in the Statement of Financial Position					7	(17.7)

(*)	Notional value in thousands of bbl.
(**)	Amounts in US$ and GBP are presented in million.

	Gains/ (losses) recognized in the statement of income (*)			Gains/(losses) recognized in the Shareholders’ Equity (**)			Guarantees given as collateral
	2017	2016	2015	2017	2016	2015	12.31.2017	12.31.2016
Commodity derivatives	(144)	(48)	238	(9)	—	—	205	55
Foreign currency derivatives	89	(55)	27	1	7	9	(50)	—
Interest rate derivatives	(9)	(8)	(9)	6	4	1	—	—

	(64)	(111)	256	(2)	11	10	155	55
Cash flow hedge on exports (***)	(3,154)	(2,841)	(2,057)	2,611	13,620	(19,075)	—	—

Total	(3,218)	(2,952)	(1,801)	2,609	13,631	(19,065)	155	55

(*)	Amounts recognized in finance income in the period.
(**)	Amounts recognized as other comprehensive income in the period.
(***)	Using non-derivative financial instruments as designated hedging instruments, as set out in note 33.2.

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of December 31, 2017 is set out following:

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Derivatives not designated for hedge accounting
Future contracts	Crude oil and oil products -price changes	—	(240)	(479)
Forward contracts	Foreign currency - depreciation BRL x USD	(0.3)	5	11

		(0.3)	(235)	(468)

(*)	The probable scenario was computed based on the following risks: oil and oil products prices: fair value on December 31, 2017 / R$ x U.S. Dollar - a 1.8% appreciation of the Real. Source: Focus and Bloomberg.

33.1.	Risk management of price risk (related to crude oil and oil products prices)

Petrobras does not regularly use derivative instruments to hedge exposures to commodity price cycles related to products purchased and sold to fulfill operational needs. However, derivatives may be used in specific circumstances depending on business environment analysis and assessment of whether the Business and Management targets are being met. The use of derivatives in 2017 as hedging instruments aimed to manage the price risk of certain short-term commercial transactions.

33.2.	Foreign exchange risk management

The Company’s Risk Management Policy provides for, as an assumption, an integrated risk management extensive to the whole corporation, pursuing the benefit from the diversification of its businesses.

By managing its foreign exchange risk, the Company takes into account the group of cash flows derived from its operations. This concept is especially applicable to the risk relating to the exposure of the Brazilian Real against the U.S. dollar, in which future cash flows in U.S. dollar, as well as cash flows in Brazilian Real affected by the fluctuation between both currencies, such as cash flows derived from diesel and gasoline sales in the domestic market, are assessed in an integrated manner.

Accordingly, the financial risk management mainly involves structured actions by using natural hedges derived from the business of the Company.

The foreign exchange risk management strategy may involve the use of derivative financial instruments to hedge certain liabilities, minimizing foreign exchange rate risk exposure, especially when the Company is exposed to a foreign currency in which no cash inflows are expected, for example, Pound Sterling.

In the short-term, the foreign exchange risk is managed by applying resources in cash or cash equivalent denominated in Brazilian Real, U.S. Dollar or in another currency.

a)	Cash Flow Hedge involving the Company’s future exports

Considering the natural hedge aforementioned, the Company designates hedging relationships to account for the effects of the existing hedge between a foreign exchange gain or loss from proportions of its long-term debt obligations (denominated in U.S. dollars) and foreign exchange gain or loss of its highly probable U.S. dollar denominated future export revenues, so that gains or losses associated with the hedged transaction (the highly probable future exports) and the hedging instrument (debt obligations) are recognized in the statement of income in the same periods.

Foreign exchange gains and losses on proportions of cash flows from debt obligations (non-derivative financial instruments), as well as foreign exchange rate forward contracts (derivative financial instruments) have been designated as hedging instruments. Derivative financial instruments expired during the year were replaced by debts in the hedging relationships for which they had been designated.

Individual hedging relationships were designated in a one-to-one proportion, meaning that the highly probable future exports for each month and the proportions of cash flows from debt obligations, hedged in individual hedging relationship, an equal in US dollar amount. Only a portion of the Company’s forecast exports are considered highly probable.

Whenever a portion of future exports for a certain period, for which their foreign exchange gains and losses hedging relationship has been designated is no longer highly probable, the Company revokes the designation and the cumulative foreign exchange gains or losses that have been recognized in other comprehensive income remain separately in equity until the forecast exports occur.

If future exports, for foreign exchange gains and losses hedging relationship has been designated is no longer expected to occur, any related cumulative foreign exchange gains or losses that have been recognized in other comprehensive income from the date the hedging relationship was designated to the date the Company revoked the designation is immediately recycled from equity to the statement of income.

In addition, when a financial instrument designated as a hedging instrument expires or settled, the Company may replace it with another financial instrument in a manner in which the hedge relationship continues to occur. Likewise, whenever a hedged transaction effectively occurs, its financial instrument previously designated as a hedging instrument may be designate for a new hedge relationship.

The carrying amounts, the fair value as of December 31, 2017, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 3.3080 exchange rate are set out below:

			Maturity	Present value of hedging instrument notional value at 12.31.2017
Hedging Instrument	Hedged Transactions	Nature of the Risk	Date (US$ million)	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses on a portion of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	January 2018 to December 2027	58,400	193,189

Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of December 31, 2016	61,763	201,293

Additional hedging relationships designated, designations revoked and hedging instruments re-designated	21,129	68,252
Exports affecting the statement of income	(3,986)	(12,703)
Principal repayments / amortization	(20,506)	(65,726)
Foreign exchange variation	—	2,073

Amounts designated as of December 31, 2017	58,400	193,189

The average ratio of future exports for which cash flow hedge accounting was designed to the highly probable future exports is 65.8%.

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of December 31, 2017 is set out below:

	Exchange rate	Tax effect	Total
Balance at January 1, 2016	(30,739)	10,451	(20,288)

Recognized in shareholders’ equity	10,779	(3,665)	7,114
Reclassified to the statement of income - occurred exports	2,542	(864)	1,678
Reclassified to the statement of income - exports no longer expected or not occurred	299	(100)	199

Balance at December 31, 2016	(17,119)	5,822	(11,297)

Recognized in shareholders’ equity	(543)	185	(358)
Reclassified to the statement of income - occurred exports	3,151	(1,071)	2,080
Reclassified to the statement of income - exports no longer expected or not occurred	3	(1)	2

Balance at December 31, 2017	(14,508)	4,935	(9,573)

Additional hedging relationships may be revoked or additional reclassification adjustments from equity to the statement of income may occur as a result of changes in forecast export prices and export volumes following a review of the Company’s business plan. Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our BMP-2018-2022, would not indicate a reclassification adjustment from equity to the statement of income.

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of December 31, 2017 is set out below:

	2018	2019	2020	2021	2022	2023	2024	2025 to 2027	Total
Expected realization	(5,063)	(3,487)	(2,812)	(2,401)	(2,730)	(1,455)	(311)	3,751	(14,508)

IFRS 9 is effective from January 1, 2018 and provides for new requirements for hedge accounting. See note 6 for additional information on impacts of this new accounting standard on the Company’s financial statements.

b)	Cross currency swap – Pounds Sterling x Dollar

In the first quarter of 2017, the Company, through its wholly owned subsidiary Petrobras Global Trading B.V. (PGT), entered into cross currency swaps maturing in 2026 and 2034, with notional amounts of £ 700 million and £ 600 million, respectively, in order to hedge its Pounds/U.S. Dollar exposure arising from bonds issued amounting to £ 1,300. The Company does not expect to settle these swaps before their expiration dates.

c)	Sensitivity analysis for foreign exchange risk on financial instruments

A sensitivity analysis is set out below, showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates), except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies.

Financial Instruments	Exposure at 12.31.2017	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets	3,783		(66)	946	1,891
Liabilities (**)	(63,455)	Dollar/Real	1,112	(15,864)	(31,728)
Cash flow hedge on exports	58,401		(1,024)	14,600	29,200

	(1,271)		22	(318)	(637)
Liabilities	(96)	Yen/Dollar	—	(24)	(48)

	(96)		—	(24)	(48)
Assets	3	Euro/Real	—	1	2
Liabilities	(26)		1	(7)	(13)

	(23)		1	(6)	(11)
Assets	6,308	Euro/Dollar	(51)	1,577	3,154
Liabilities	(10,592)		86	(2,648)	(5,296)

	(4,284)		35	(1,071)	(2,142)
Assets	2	Pound Sterling/Real	—	1	1
Liabilities	(23)		1	(6)	(11)

	(21)		1	(5)	(10)
Assets	3,209	Pound Sterling /Dollar	(50)	802	1,605
Liabilities	(4,816)		76	(1,204)	(2,408)
Derivative - cross currency swap	1,757		(28)	439	879

	150		(2)	37	76

Total	(5,545)		57	(1,387)	(2,772)

(*)	On December 31, 2017, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 1.8% appreciation of the Real / Japanese Yen x U.S. Dollar - a 0.4% depreciation of the Japanese Yen/ Euro x U.S. Dollar: a 0.8% depreciation of the Euro / Pound Sterling x U.S. Dollar: a 1.6% depreciation of the Pound Sterling / Real x Euro - a 2.6% appreciation of the Real / Real x Pound Sterling - a 3.3% appreciation of the Real. Source: Focus and Bloomberg.
(**)	It includes the Class Action provision as set out note 30.4.

33.3.	Interest rate risk management

The Company considers that interest rate risk does not create a significant exposure and therefore, preferably does not use derivative financial instruments to manage interest rate risk, except for specific situations encountered by certain subsidiaries of Petrobras.

33.4.	Capital management

The Company’s objectives in its capital management is to achieve an adequate level of return on its capital structure in order to safeguard its ability to continue as a going concern, adding value to its shareholders and investors. Its main sources of funding have been cash provided by its operating activities, divestments, loan agreements with commercial banks and debt issuance in the international capital markets.

In line with the assumptions in the 2018-2022 Business and Management Plan, the Company does not foresee net proceeds from financing for the two year period 2017-2018. However, the Company has continually assessed options of funding following its liability management strategy, aiming at improving its debt repayment profile and achieving a lower cost of its debt along with an indebtedness level matching the capital expenditures. Currently, the average repayment term is 8.62 years.

Over the period covered by our Business and Management Plan, the Company aims at reducing leverage, preserving cash and prioritizing capital expenditures, primarily in oil and gas production in Brazil in highly productive and profitable areas based on its main targets and assumptions.

As a part of the financing planning, the Company expects to raise funds by means of its venture and divestment program for the 2017-2018 period, which foresees US$ 21 billion of proceeds. However, this divestment portfolio is dynamic and the occurrence of the transactions depend on business conditions, market conditions and the Company’s continuing assessment of its businesses, due to these reasons the rating conditions for assets available for sale were not fulfilled as set out in note 4.13.

33.5.	Credit risk

Credit risk management in Petrobras aims at minimizing risk of not collecting receivables, financial deposits or collateral from third parties or financial institutions through efficient credit analysis, granting and management based on quantitative and qualitative parameters that are appropriate for each market segment in which the Company operates.

The commercial credit portfolio is broad and diversified and comprises clients from the domestic and foreign markets. Credit granted to financial institutions is related to collaterals received, cash surplus invested and derivative financial instruments. It is spread among “investment grade” international banks rated by international rating agencies and Brazilian banks with low credit risk.

33.5.1.	Credit quality of financial assets

a)	Trade and other receivables

Most of the company’s customers have no credit agency ratings. Thus, credit commissions assess creditworthiness and define credit limits, which are regularly monitored, based on the customer´s main activity, commercial relationship and credit history with Petrobras, solvency, financial situation and external market assessment of the customer.

b)	Other financial assets

Credit quality of cash and cash equivalents, as well as marketable securities is based on external credit ratings provided by Standard & Poor’s, Moody’s and Fitch. The credit quality of those financial assets, that are neither past due nor have been impaired, are set out below:

	Cash and cash equivalents		Marketable securities (*)
	2017	2016	2017	2016
AAA	—	5,217	—	—
AA	752	7	609	—
A	14,864	11,372	—	—
BBB	801	42	—	—
BB	3,566	2,794	—	—
B	4	10	—	—
AAA.br	126	373	—	874
AA.br	818	1,369	—	—
A.br	1,239	—	—	—
BB.br	317	—	1,162	—
Other ratings	32	21	—	—

	22,519	21,205	1,771	874

(*)	It does not include São Martinho’s common shares described in note 7.

33.6.	Liquidity risk

Liquidity risk is represented by the possibility of a shortage of cash or other financial assets in order to settle the Company’s obligations on the agreed dates and is managed by the Company based on policies such as: centralization of cash management, optimization of the level of cash and cash equivalents held and reduction of working capital; maintenance of an adequate cash balance to ensure that cash needed for investments and short-term obligations is met even in adverse market conditions; increase in the average debt maturity, increase in funding sources from domestic and international markets, and developing a strong presence in the capital markets and also searching for new funding sources (such as new markets and financial products), as well as funds under the partnership and divestment program.

A maturity schedule of the Company’s finance debt (undiscounted), including face value and interest payments is set out as follows:

Maturity	2018	2019	2020	2021	2022	2023 and thereafter	Balance at December 31, 2017	Balance at December 31, 2016
Principal	5,524	6,570	9,849	12,927	18,183	57,477	110,530	119,734
Interest	6,055	5,845	5,398	4,782	4,000	34,647	60,728	58,406

Total	11,579	12,415	15,247	17,709	22,183	92,124	171,258	178,140

33.7.	Insurance

The Company’s insurance strategy involves acquiring insurance to cover risks that may produce material impacts and to cover risks that are subject to compulsory insurance coverage (pursuant to legal or contractual requirements). The remaining risks are self-insured and Petrobras intentionally assumes the entire risk by abstaining from contracting insurance. The Company assumes a significant portion of its risk, by entering into insurance policies that have deductible clauses up to the equivalent to US$ 180.

The main information concerning the insurance coverage outstanding at December 31, 2017 is set out below:

Assets	Types of coverage	Amount insured
Facilities, equipment inventory and products inventory	Fire, operational risks and engineering risks	155,352
Tankers and auxiliary vessels	Hulls	3,525
Fixed platforms, floating production systems and offshore drilling units	Oil risks	34,240

Total		193,117

Petrobras does not have loss of earnings insurance or insurance related to automobiles and pipeline networks in Brazil.